Long-term Investments (Details 2) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investments in equity method investees
Equity share of loss			$ 14,297	¥ 98,301,000	¥ 12,232,000	¥ 85,813,000
Consideration in cash			39,626	272,451,000	235,769,000	364,486,000
Equity investments with readily determinable fair values ("Available-for-sale securities" prior to adoption of ASU 2016-01)
Equity investments with readily determinable fair values				612,465,000	828,260,000
Unrealized fair value loss of equity investments with readily determinable fair value				215,800,000
Impairment provision recorded in the consolidated statements of comprehensive income			23,228	159,703,000	58,537,000	278,906,000
Equity investments without readily determinable fair value ("Equity investments" prior to adoption of ASU 2016-01)
Upward adjustments to the carrying value of equity securities without readily determinable fair value				0
Gain related to the partial disposal of one of the Group's investment in equity securities without readily determinable fair value			$ 31,029	213,339,000	9,595,000	234,050,000
Investment income, net
Equity investments without readily determinable fair value ("Equity investments" prior to adoption of ASU 2016-01)
Gain related to the partial disposal of one of the Group's investment in equity securities without readily determinable fair value					¥ 9,600,000	¥ 234,100,000
Yixin
Investments in equity method investees
Percentage of equity interest acquired	35.00%	27.00%
Consideration in cash	¥ 127,500,000	¥ 200,000,000
MAXWIN
Investments in equity method investees
Percentage of equity interest acquired						49.00%
Consideration in cash						¥ 344,600,000
Percentage of equity interest disposed					49.00%
Cash consideration from equity interest disposed					¥ 340,400,000
Limited partnership invested to operate on-line game business
Investments in equity method investees
Consideration in cash				228,600,000
Huatai
Equity investments with readily determinable fair values ("Available-for-sale securities" prior to adoption of ASU 2016-01)
Equity investments with readily determinable fair values				509,500,000
Cash dividends received				12,700,000	20,900,000	21,400,000
Huatai | Investment income, net
Equity investments with readily determinable fair values ("Available-for-sale securities" prior to adoption of ASU 2016-01)
Impairment provision recorded in the consolidated statements of comprehensive income					0	266,700,000
Caissa
Equity investments with readily determinable fair values ("Available-for-sale securities" prior to adoption of ASU 2016-01)
Equity investments with readily determinable fair values				102,900,000
Certain of equity investments | Investment income, net
Equity investments without readily determinable fair value ("Equity investments" prior to adoption of ASU 2016-01)
Impairment provision related to certain of the equity investments				¥ 133,600,000	¥ 58,500,000	¥ 12,200,000